Fair Value Measurements - Recurring fair value measurement of the Company's assets and liabilities (Details) - RENEO PHARMACEUTICALS INC [Member] - Fair Value, Recurring [Member] - USD ($)
$ in Thousands
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 75,262	$ 96,242	$ 95,589
Total	8	7	29
Quoted Prices in Active Markets For Identical Items (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	21,717	10,983	9,365
Significant Other Observable Inputs (Level 2)[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	53,545	85,259	86,224
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	8	7	29
Performance Award Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	8	7	29
Performance Award Liability [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	8	7	29
Money market investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	21,717	10,983	9,365
Money market investments [Member] | Quoted Prices in Active Markets For Identical Items (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	21,717	10,983	9,365
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	40,611	9,928
Short-term investments	12,934	75,331	76,253
US Treasury Securities [Member] | Significant Other Observable Inputs (Level 2)[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	40,611	9,928
Short-term investments	$ 12,934	$ 75,331	76,253
Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents			4,978
Short-term investments			4,993
Commercial Paper [Member] | Significant Other Observable Inputs (Level 2)[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents			4,978
Short-term investments			$ 4,993